Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Federal income tax benefit attributable to:
Current operations	$ 715,000	$ 523,000
Permanent and timing differences (net)	(280,000)	133,000
Tax rate change	(1,600,000)
Valuation allowance	1,165,000	(656,000)
Net provision for federal income tax